Note 20 - Deferred Tax - Movement in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Deferred tax assets		$ (43,064)	$ (19,271)
Deferred tax liabilities		18,186	3,863
Net deferred tax liabilities (assets)	$ (24,878)	(24,878)	(15,408)
Offset tax, deferred tax assets		13,774
Offset tax, deferred tax liabilities		(13,774)
Net deferred tax assets		(29,290)	(19,271)
Deferred tax liabilities		4,412	3,863
Balance	(15,408)
Recognized in income	(11,034)
Recognized in goodwill	1,564
Balance	(24,878)
Temporary differences related to property, plant and equipment and intangible assets [member]
Statement Line Items [Line Items]
Deferred tax assets		(2,987)	(4,606)
Deferred tax liabilities		18,186	3,422
Net deferred tax liabilities (assets)	15,199	15,199	(1,184)
Balance	(1,184)
Recognized in income	6,297
Recognized in goodwill	10,086
Balance	15,199
Unused tax credits and losses [member]
Statement Line Items [Line Items]
Deferred tax assets		(37,655)	(13,080)
Deferred tax liabilities
Net deferred tax liabilities (assets)	(37,655)	(37,655)	(13,080)
Balance	(13,080)
Recognized in income	(15,617)
Recognized in goodwill	(8,958)
Balance	(37,655)
Temporary differences related to share-based payments [member]
Statement Line Items [Line Items]
Deferred tax assets		(53)	(583)
Deferred tax liabilities
Net deferred tax liabilities (assets)	(53)	(53)	(583)
Balance	(583)
Recognized in income	530
Recognized in goodwill
Balance	(53)
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax assets		(2,369)	(1,002)
Deferred tax liabilities			441
Net deferred tax liabilities (assets)	(2,369)	$ (2,369)	$ (561)
Balance	(561)
Recognized in income	(2,244)
Recognized in goodwill	436
Balance	$ (2,369)